Earnings/(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per ordinary share
	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$
Numerators
Net profit/(loss)	403	(16,704)	(8,845)
Less: Net income allocated to Series Angel and Series Pre-A preferred share	(403)	—	—
Accretion on mezzanine equities	—	(1,064)	—
Adjusted net profit (loss)	—	(17,768)	(8,845)
Denominators
Weighted average number of ordinary shares outstanding-Basic and diluted*	12,447,760	12,447,760	19,224,614
Loss per ordinary share-Basic and diluted	—	(1.4274)	(0.4601)

*        The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 29, 2022